Subsequent events (Details Textual) $ in Millions	1 Months Ended
	Apr. 27, 2018 USD ($)	Apr. 27, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Jan. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Subsequent Event [Line Items]
Payments for Legal Settlements			¥ 522,500
Real Estate Investments, Net					$ 17	¥ 108,000,000
Yong Kang Pei Tai [Member]
Subsequent Event [Line Items]
Payments for Legal Settlements				¥ 250,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from Sale of Real Estate Held-for-investment	$ 57	¥ 360,000,000